Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash		$ 1,701,066	$ 3,784,776
Accounts receivable, net		2,952,345	2,556,788
Contract assets		36,601	32,287
Prepayments and other current assets		1,030,459	578,613
Total current assets		5,720,471	6,952,464
Non-current assets:
Property and equipment, net		427,479	527,131
Operating lease right-of-use assets		423,292	674,595
Deferred tax assets, net		288,480	169,088
Other non-current assets		169,063	170,301
Total non-current assets		1,308,314	1,541,115
TOTAL ASSETS		7,028,785	8,493,579
Current liabilities:
Accounts payable		302,916	528,965
Contract liabilities		15,052	16,393
Operating lease liabilities, current		443,099	469,826
Income tax payable		153,096	154,217
Accrued expenses and other current liabilities		434,221	759,278
Total current liabilities		2,010,637	2,597,341
Non-current liabilities:
Operating lease liabilities, non-current			226,444
Post-employment benefit obligations		22,707	22,873
Total non-current liabilities		22,707	249,317
TOTAL LIABILITIES		2,033,344	2,846,658
Commitments Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, with no par value, 50,000,000 ordinary shares authorized, 15,101,755 and 12,500,000 ordinary shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	[1]	45,952,480	3,980,040
Additional paid-in-capital		903,051	903,051
Treasury shares		(3,122,440)
Retained earnings		(38,731,622)	731,600
Accumulated other comprehensive income		(6,028)	32,230
Total shareholders’ equity		4,995,441	5,646,921
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,028,785	8,493,579
Related Party
Current liabilities:
Amount due a related party		$ 662,253	$ 668,662

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.